OTHER RECEIVABLES - Disclosure of Other Receivables (Details) - CAD ($)	May 31, 2025	May 31, 2024
Other Receivables [Abstract]
HST receivable	$ 122,249	$ 76,338
Due from related party	77,353	78,853
Services receivable	104,765	172,520
Other	57	566
Total	$ 304,424	$ 328,277